Discontinued Operations (Summary Of Future Minimum Lease Payments And Amortization Expense) (Details) (USD $)	Sep. 30, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
2013	$ 48,482
2014	80,809
Future	200,000
Beckanna on Glenwood [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
2013	198,000
2014	792,000
2015	871,200
2016	871,200
2017	871,200
Thereafter	54,987,871
Future	58,591,471
Beckanna on Glenwood [Member] | Above Market Leases [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
2013	44,333
2014	177,334
2015	177,334
2016	177,334
2017	177,334
Thereafter	6,789,023
Future Amortization	$ 7,542,692